NOTES PAYABLE-RELATED PARTY	12 Months Ended
Dec. 31, 2022
Winvest Group Ltd [Member]
NOTES PAYABLE-RELATED PARTY

NOTE 7 – NOTES PAYABLE-RELATED PARTY

As of December 31, 2022, and December 31, 2021, the balance of notes payable related parties was $561,830 and $108,561, respectively.

The Company’s financing subsequent to the change of control on June 30, 2021 has come from the Winvest Group Limited (Cayman), an affiliate with the same name as the Company, and based in the Cayman Islands and the CEO of IQI. Winvest Group Limited (Cayman) is an equity holdings company in the wellness industry and shares the same board of directors as the Company. As of December 31, 2022, the balance of notes payable was comprised of $412,915 due to the Winvest Group Limited (Cayman) and $148,915 due to the CEO of IQI.